Accrued Expenses - Schedule of Accrued Expenses (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accrued payroll	$ 1,024,931	$ 771,583
Accrued interest and other	411,723	156,578
Lab rebate liabilities	300,067
Accrued common stock subscriptions		350,000
Accrued consulting		75,000
Total accrued expenses	$ 1,736,721	$ 1,353,161